UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Gallop
Title:     Managing Partner
Phone:     212-713-7663

Signature, Place, and Date of Signing:

     James R. Gallop     New York, NY/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $260,434 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    13483   144075 SH       Sole                        0        0   144075
ALLSTATE CORP                  COM              020002101     8911   155806 SH       Sole                        0        0   155806
AMERICAN INTL GROUP INC        COM              026874107    10968   162126 SH       Sole                        0        0   162126
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      295    14400 SH       Sole                        0        0    14400
AMGEN INC                      COM              031162100     7023   124145 SH       Sole                        0        0   124145
ANHEUSER BUSCH COS INC         COM              035229103     7244   144915 SH       Sole                        0        0   144915
ASTRAZENECA PLC                SPONSORED ADR    046353108     6968   139175 SH       Sole                        0        0   139175
BANK OF AMERICA CORPORATION    COM              060505104    11441   227590 SH       Sole                        0        0   227590
BECTON DICKINSON & CO          COM              075887109     6109    74450 SH       Sole                        0        0    74450
CHEVRON CORP NEW               COM              166764100     7712    82410 SH       Sole                        0        0    82410
CISCO SYS INC                  COM              17275R102     6913   208672 SH       Sole                        0        0   208672
CITIGROUP INC                  COM              172967101     9364   200643 SH       Sole                        0        0   200643
COCA COLA CO                   COM              191216100      366     6366 SH       Sole                        0        0     6366
COMCAST CORP NEW               CL A SPL         20030N200     9793   408752 SH       Sole                        0        0   408752
CONOCOPHILLIPS                 COM              20825C104     9285   105790 SH       Sole                        0        0   105790
DEERE & CO                     COM              244199105      201     1357 SH       Sole                        0        0     1357
DU PONT E I DE NEMOURS & CO    COM              263534109     9942   200611 SH       Sole                        0        0   200611
EDUCATION RLTY TR INC          COM              28140H104      366    27100 SH       Sole                        0        0    27100
EOG RES INC                    COM              26875P101     7939   109760 SH       Sole                        0        0   109760
EXXON MOBIL CORP               COM              30231G102    10601   114536 SH       Sole                        0        0   114536
FEDEX CORP                     COM              31428X106    11205   106968 SH       Sole                        0        0   106968
GENERAL ELECTRIC CO            COM              369604103    14232   343757 SH       Sole                        0        0   343757
HOME DEPOT INC                 COM              437076102      693    21350 SH       Sole                        0        0    21350
HONEYWELL INTL INC             COM              438516106    10443   175602 SH       Sole                        0        0   175602
INTERNATIONAL BUSINESS MACHS   COM              459200101      245     2084 SH       Sole                        0        0     2084
JOHNSON & JOHNSON              COM              478160104    12272   186793 SH       Sole                        0        0   186793
JP MORGAN CHASE & CO           COM              46625H100    12587   274716 SH       Sole                        0        0   274716
KEYCORP NEW                    COM              493267108     1507    46602 SH       Sole                        0        0    46602
MICROSOFT CORP                 COM              594918104    11272   382624 SH       Sole                        0        0   382624
PFIZER INC                     COM              717081103      306    12506 SH       Sole                        0        0    12506
TEXAS INSTRS INC               COM              882508104     5936   162230 SH       Sole                        0        0   162230
TRANSOCEAN INC                 ORD              G90078109     8555    75671 SH       Sole                        0        0    75671
WACHOVIA CORP NEW              COM              929903102     4677    93255 SH       Sole                        0        0    93255
WAL MART STORES INC            COM              931142103    10494   240419 SH       Sole                        0        0   240419
WELLS FARGO & CO NEW           COM              949746101    10742   301570 SH       Sole                        0        0   301570
XM SATELLITE RADIO HLDGS INC   CL A             983759101      344    24300 SH       Sole                        0        0    24300